INVENTORIES	12 Months Ended
Dec. 31, 2015
INVENTORIES
INVENTORIES

4.INVENTORIES

Inventories consisted of the following:

	At December 31,
	2014	2015
	$	$
Raw materials	80,343,732	88,591,369
Work in progress	73,530,496	79,405,492
Finished goods	196,977,366	263,996,721

Total	350,851,594	431,993,582

In 2013, 2014 and 2015, inventories were written down by $40,588,365, $37,764,638 and $15,279,633, respectively, to reflect the lower of cost or market.